INCOME TAX	12 Months Ended
Mar. 31, 2019
INCOME TAX
INCOME TAX

Note 13—INCOME TAX

Cayman Islands

Hexindai Inc. was incorporated in the Cayman Islands and is not subject to income taxes or capital gain under current laws of Cayman Islands.

Hong Kong

HK Hexindai is an investment holding company registered in Hong Kong and is exempted from income tax on its foreign‑derived income.

PRC

The Company’s subsidiaries and VIEs established in the PRC are subject to the PRC statutory income tax rate of 25%, according to the PRC Enterprise Income Tax (“EIT”) law. The Company’s VIE Hexin E‑Commerce has been granted as the “high technology enterprise” status in 2015 and is qualified to a preferred income tax rate of 15% since January 1, 2015. Horgos Qinhe and Horgos Bozhishuntai enjoy a preferred income tax rate of 0% for five years since inception, as they were incorporated in Horgos Economic District.

i)    The components of the income tax provision (benefit) are as follows:

	Year ended	Year ended	Year ended
	March 31, 2019	March 31, 2018	March 31, 2017
	USD	USD	USD
Current	5,596,753	10,610,067	1,386,570
Deferred	(3,724,081)	415,623	135,641

Total	1,872,672	11,025,690	1,522,211

All of the income tax are related to income derived from the PRC during the years ended March 31, 2019, 2018 and 2017.

ii)    The following table summarizes net deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	As of	As of
	March 31, 2019	March 31, 2018
	USD	USD
Advertising expenses	3,721,177	—
Provision for loan loss	271,056	—
Net operating loss carry forwards	5,683	—
Total deferred tax assets	3,997,916
Less: Valuation allowance	(276,739)	—
Total net deferred tax assets	3,721,177	—

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. The Company’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The Company has provided US$ 276,739 and nil valuation allowance for the years ended March 31, 2019 and 2018, respectively.

For the year ended 2018, the deferred tax assets carried forward from last fiscal year was fully realized. The Company had no net operating loss carry forward as of March 31, 2018.

The following table reconciles the PRC statutory rates to the Company’s effective tax rate for the years ended March 31, 2019, 2018 and 2017.

	Year ended	Year ended	Year ended
	March 31, 2019	March 31, 2018	March 31, 2017
PRC Income tax statutory rate	25%	25.0%	25.0%
Effect of tax holiday and preferential tax rate	(48.1)%	(10.7)%	(10.0)%
Effect of withholding income tax	17.8%	—	—
Non-deductible expenses	30.6%	0.1%	0.1%
Effective tax rate	25.3%	14.4%	15.1%

The authoritative guidance requires that the Company recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies’ income and expenses. A transfer pricing adjustment could result in additional tax liabilities.

The Company did not identify significant unrecognized tax benefits for the years ended March 31, 2019, 2018 and 2017.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding US$14,900 (RMB100,000)  is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

Aggregate undistributed earnings of the Company’s PRC subsidiaries and VIEs that are available for distribution was approximately US$72 million of March 31, 2019 and 2018 respectively.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. On July 19, 2018, the board of directors approved an annual dividend policy. Under this policy, annual dividends will be set at an amount equivalent to approximately 15-25% of the Company’s anticipated net income after tax in each year commencing from fiscal year ended March 31, 2019, which will be derived from the earnings of the Company PRC entities. On July 23, 2018, the board of directors declared an annual dividend for the fiscal year ended March 31, 2019 pursuant to the newly adopted annual dividend policy of US$0.27 per ordinary share (or US$0.27 per ADS).  As a result, the Company incurred withholding tax of US$1.3 million for the cash dividend during year ended March 31, 2019.

A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Company plans to indefinitely reinvest undistributed profits earned from or before year ended March 31, 2018 from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Company’s subsidiaries have been provided as of March 31, 2019 and 2018.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company completed its feasibility analysis on a method, which the Company will ultimately execute if necessary to repatriate the undistributed earnings of the VIE without significant tax costs. As such, the Company does not accrue deferred tax liabilities on the earnings of the VIE given that the Company will ultimately use the means.

The aggregate amount and per share effect of the tax holiday and preferential tax rate are as follows:

	Year ended	Year ended	Year ended
	March 31, 2019	March 31, 2018	March 31, 2017
	USD	USD	USD
The aggregate amount of tax holiday and preferential tax rate	2,642,450	8,157,429	1,014,808
The aggregate effect on basic and diluted net income per share:
- Basic	0.06	0.18	0.02
- Diluted	0.05	0.17	0.02